Notes to the cash flow statements - Cash and balances with central banks and restricted cash (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Cash and balances with central banks
Cash and cash at bank	$ 14,711	$ 16,504
Exchange settlement accounts	90,243	54,587
Regulatory deposits with central banks	303	262
Total cash and balances with central banks	105,257	71,353
Restricted cash
Restricted cash included in cash and balances with central banks	303	445
Parent Entity
Cash and balances with central banks
Cash and cash at bank	14,226	16,156
Exchange settlement accounts	80,767	46,412
Regulatory deposits with central banks	189	186
Total cash and balances with central banks	95,182	62,754
Restricted cash
Restricted cash included in cash and balances with central banks	$ 189	$ 369